                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-04379

                           PLAN INVESTMENT FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               676 North St. Clair
                                   Suite 1600
                             Chicago, Illinois 60611
               (Address of principal executive offices)(Zip code)

                           David P. Behnke, President
                               676 North St. Clair
                             Chicago, Illinois 60611
                     (Name and address of agent for service)

                                    COPY TO:

                              Robert F. Weber, Esq.
                                Seyfarth Shaw LLP
                              55 East Monroe Street
                             Chicago, Illinois 60603

       Registrant's telephone number, including area code: (312) 951-7700

                   Date of fiscal year end: December 31, 2004

                     Date of reporting period: June 30, 2004

                                TABLE OF CONTENTS

Item 1.    Reports to Stockholders.
Item 2.    Code of Ethics.
Item 3.    Audit Committee Financial Expert.
Item 4.    Principal Accountant Fees and Services.
Item 5.    Audit Committee of Listed Registrants.
Item 6.    Schedule of Investments.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Item 9.    Submission of Matters to a Vote of Security Holders.
Item 10.   Controls and Procedures.
Item 11.   Exhibits.

ITEM 1.  REPORTS TO STOCKHOLDERS.

                           PLAN INVESTMENT FUND, INC.

                               Semi-Annual Report
                                  June 30, 2004

                                         ADMINISTRATOR:

                                         [BCS LOGO]
                                         BCS FINANCIAL SERVICES CORPORATION
                                         676 N. St. Clair, Chicago, IL 60611
                                         (800) 621-9215

                     PLAN INVESTMENT FUND, INC.

                                             August 27, 2004

Dear Investors:

As the new President and Chief Executive Officer of Plan Investment Fund, I am pleased to present the 2004 Semi-Annual Report for Plan Investment Fund, Inc. I look forward to working with the Board of Trustees and the Blue Cross Blue Shield System investors. We welcome any questions or suggestions regarding Plan Investment Fund, Inc.

                                         Sincerely

                                         /s/ David P. Behnke
                                         -------------------------------------
                                         David P. Behnke
                                         President and Chief Executive Officer

                            GOVERNMENT/REPO PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                                  June 30, 2004

                                                  PERCENTAGE
                                                      OF            PAR         AMORTIZED
                                                  NET ASSETS       (000)           COST
                                                  ----------     ---------    --------------
GOVERNMENT AGENCY OBLIGATIONS                       86.4%
                                                  ------

Federal Home Loan Bank
   Discount Notes(1)
   1.25% (07/01/04)
   (Cost $309,000,000)                                           $ 309,000    $  309,000,000
                                                                              --------------

REPURCHASE AGREEMENTS                               13.3%
                                                  ------

Lehman Brothers, Inc.
   1.30% (07/01/04)
   To be repurchased at $47,767,724
   (Collateralized by $49,939,371
   Federal Home Loan Mortgage Corporation
   Adjustable Rate Notes & Federal
   National Mortgage Association Adjustable
   Rate Notes, due 01/01/15 to 06/01/34;
   Market Value is $49,201,538)
   (Cost $47,766,000)                                               47,766        47,766,000
                                                                              --------------

TOTAL INVESTMENTS IN SECURITIES
   (Cost $356,766,000*)                             99.7%                     $  356,766,000
                                                                              ==============

ASSETS IN EXCESS OF OTHER LIABILITIES                0.3%                          1,116,003
                                                  ------                      --------------

NET ASSETS
   (Applicable to 357,882,003 PCs outstanding)     100.0%                     $  357,882,003
                                                  ======                      ==============

NET ASSET VALUE
Offering and redemption price per PC
($357,882,003/357,882,003 PCs)                                                $         1.00
                                                                              ==============

* Aggregate cost for Federal tax purposes.

PC - Participation Certificate

                 See accompanying notes to financial statements.

--------------
1 - These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                                  June 30, 2004

                                               PERCENTAGE
                                                   OF            PAR         AMORTIZED
                                               NET ASSETS       (000)           COST
                                               ----------     ---------    --------------
GOVERNMENT AGENCY OBLIGATIONS                    43.7%
                                                 ----

BONDS

 Federal Home Loan Bank(1)                        6.4%
  1.38%  (03/28/05)                                            $ 3,000     $    3,000,000
  1.425%  (04/04/05)                                             3,000          3,000,000
  1.41%  (05/09/05)                                              8,000          8,000,000
                                                                           --------------
                                                                               14,000,000
                                                                           --------------
 Federal Home Loan Mortgage Corporation(1)       11.8%
  1.33% (08/06/04)                                              15,000         15,000,146
  1.42% (03/01/05)                                               6,000          6,000,000
  1.29% (03/23/05)                                               5,000          5,000,000
                                                                           --------------
                                                                               26,000,146

DISCOUNT NOTES
 Federal Home Loan Bank1                         13.6%
  1.25% (07/1/04)                                               30,000         30,000,000
                                                                           --------------

 Federal National Mortgage Association(1)        11.9%
  1.30% (07/01/04)                                              16,182         16,182,000
  1.35% (11/12/04)                                              10,000          9,949,750
                                                                           --------------
                                                                               26,131,750
                                                                           --------------

 TOTAL GOVERNMENT AGENCY OBLIGATIONS
 (Cost $96,131,896)                                                            96,131,896
                                                                           --------------

CERTIFICATES OF DEPOSIT                          13.6%
                                                 ----

DOMESTIC CERTIFICATES OF DEPOSIT
 Bank of America
  1.05% (07/01/04)                                              15,000         15,000,000
 Wachovia Bank N.A.
  1.05% (07/01/04)                                              15,000         15,000,000
                                                                           --------------

 TOTAL CERTIFICATES OF DEPOSIT
  (Cost $30,000,000)                                                           30,000,000
                                                                           --------------

--------------
1 - These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                                  June 30, 2004
                                   (Continued)

                                               PERCENTAGE
                                                   OF            PAR         AMORTIZED
                                               NET ASSETS       (000)           COST
                                               ----------     ---------    --------------
CORPORATE DEBT                                   32.7%
                                                 ----

COMMERCIAL PAPER                                 11.0%
ASSET BACKED SECURITIES
 Amsterdam Funding Corp.
  1.42% (07/01/04)                                             $ 7,000     $    7,000,000
 Barton Capital Corp.
  1.06% (07/01/04)                                               7,000          7,000,000
 CXC LLC
  1.50% (07/01/04)                                              10,000         10,000,000
                                                                           --------------
                                                                               24,000,000
                                                                           --------------

PETROLEUM REFINING                                4.5%
 Exxon Project Investment Corp
  1.45% (07/01/04)                                              10,000         10,000,000
                                                                           --------------

NOTES AND BONDS                                   4.5%
BANKS
 Wells Fargo & Co.
  1.12% (07/02/04)                                              10,000         10,000,000
                                                                           --------------

LIFE INSURANCE                                    5.3%
 ING Security Life Institutional Funding
  1.30% (07/28/04)                                               1,500          1,502,081
 Metlife Global Funding
  1.36% (07/28/04)                                              10,000         10,000,000
                                                                           --------------
                                                                               11,502,081
                                                                           --------------

RETAIL - VARIETY STORES                           4.5%
 Wal-Mart Stores, Inc.
  1.0775% (08/23/04)                                            10,000         10,002,001
                                                                           --------------

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                                  June 30, 2004
                                   (Concluded)

                                                                        PERCENTAGE
                                                                            OF              PAR       AMORTIZED
                                                                        NET ASSETS         (000)        COST
                                                                        ----------        -------    ------------
CORPORATE DEBT (CONTINUED)

SECURITY BROKERS AND DEALERS                                                0.6%
          Racers Trust
                  1.28% (07/22/04)                                                        $ 1,290    $  1,290,000
                                                                                                     ------------

SHORT-TERM BUSINESS CREDIT INSTITUTIONS                                     2.3%
          General Electric Capital Corp.
                  1.67% (09/15/04)                                                          5,000       5,002,213
                                                                                                     ------------

          TOTAL CORPORATE DEBT
          (Cost $71,796,295)                                                                           71,796,295
                                                                                                     ------------

MASTER NOTES                                                                1.6%
                                                                         ------

          Merrill Lynch Mortgage Capital, Inc.
                  1.63% (07/01/04)
                  (Cost $3,490,000)                                                         3,490       3,490,000
                                                                                                     ------------

REPURCHASE AGREEMENTS                                                       8.4%
                                                                         ------

Lehman Brothers, Inc.
          1.30% (07/01/04)
          To be repurchased at $18,432,665
          (Collateralized by $18,930,582
          Federal National Mortgage Association
          Adjustable Rate Notes, due 01/01/15
          to 06/01/34; Market Value is $18,985,080)
          (Cost $18,432,000)                                                               18,432      18,432,000
                                                                                                     ------------

TOTAL INVESTMENTS IN SECURITIES
          (Cost $219,850,191*)                                            100.0%                     $219,850,191
                                                                                                     ------------

LIABILITIES IN EXCESS OF OTHER ASSETS                                       0.0%                           (9,744)
                                                                         ------                      ------------

NET ASSETS
          (Applicable to 219,841,415 PCs outstanding)                     100.0%                     $219,840,447
                                                                         ======                      ============

NET ASSET VALUE,
Offering and redemption price per PC
($219,840,447/219,841,415 PCs)                                                                       $       1.00
                                                                                                     ============

* Aggregate cost for Federal tax purposes.

                 See accompanying notes to financial statements.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                   (Unaudited)
                                  June 30, 2004

                                              GOVERNMENT/REPO     MONEY MARKET
                                                PORTFOLIO          PORTFOLIO
                                              ---------------     ------------
ASSETS
   Investments in securities, at amortized    $   309,000,000     $201,418,191
   cost, which approximates market value
   Repurchase Agreements                           47,766,000       18,432,000
   Cash                                             1,540,351              544
   Accrued interest receivable                          1,700          280,872
   Other assets                                        38,385           22,663
                                              ---------------     ------------
     Total Assets                                 358,346,436      220,154,270

LIABILITIES
   Dividends payable                                  362,605          168,700
   Accrued expenses payable
     Payable to Investment Advisor (Note 2)            25,609           73,443
     Payable to Administrator (Note 2)                 12,843            9,891
     Payable to Custodian (Note 2)                      3,682            3,069
     Payable to Transfer Agent (Note 2)                 9,309            7,212
     Other liabilities                                 50,385           51,508
                                              ---------------     ------------
     Total Liabilities                                464,433          313,823
                                              ---------------     ------------

NET ASSETS                                    $   357,882,003     $219,840,447
                                              ===============     ============
NET ASSET VALUE PER
PARTICIPATION CERTIFICATE                     $          1.00     $       1.00
                                              ===============     ============

Government/REPO Portfolio
1 billion PCs authorized; 357,882,003 PCs
  outstanding
($357,882,003/357,882,003 PCs)
Money Market Portfolio
2 billion PCs authorized; 219,841,415 PCs
  outstanding
($219,840,447/219,841,415 PCs)

                 See accompanying notes to financial statements.

                          STATEMENTS OF OPERATIONS
                                (Unaudited)
                       SIX MONTHS ENDED JUNE 30, 2004

                                        GOVERNMENT/REPO     MONEY MARKET
                                           PORTFOLIO          PORTFOLIO
                                        ---------------     ------------
INVESTMENT INCOME                         $ 2,505,071       $ 1,626,068
                                          -----------       -----------
EXPENSES

    Investment advisory fees                  423,351           275,913
    Administration fees                       122,339            71,470
    Custodian fees                             26,845            17,053
    Transfer agent fees                        10,276             6,123
    Audit fees                                 15,016             8,908
    Legal fees                                 31,419            19,171
    Insurance expense                          10,498            15,052
    Trustee expense                             4,479             2,673
    Printing fees                               4,468             2,662
    Professional services fees                  6,676             7,413
    Miscellaneous                                 779               467
                                          -----------       -----------
       Total expenses                         656,146           426,905

       Less fees waived                      (411,469)          (42,983)
                                          -----------       -----------
       Net Total Expenses                     244,677           383,922
                                          -----------       -----------

NET INVESTMENT INCOME                       2,260,394         1,242,146

NET REALIZED LOSS ON SECURITIES SOLD               --              (364)
                                          -----------       -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                         $ 2,260,394       $ 1,241,782
                                          ===========       ===========

              See accompanying notes to financial statements.

                         GOVERNMENT/REPO PORTFOLIO

                    STATEMENTS OF CHANGES IN NET ASSETS
                                (Unaudited)

                                                              SIX MONTHS ENDED        YEAR ENDED
                                                                JUNE 30, 2004      DECEMBER 31, 2003
                                                              ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income                                     $     2,260,394       $     2,986,368
    Net realized gain (loss) on securities sold                            --                    --
                                                              ---------------       ---------------
    Net increase in net assets
       resulting from operations                                    2,260,394             2,986,368
                                                              ---------------       ---------------

DIVIDENDS AND DISTRIBUTIONS TO
PARTICIPATION CERTIFICATE HOLDERS:

    From net investment income $.0046
       and $.010 per PC, respectively                              (2,260,394)           (2,986,368)
                                                              ---------------       ---------------

CAPITAL TRANSACTIONS:

    Proceeds from sale of 4,622,405,927
       and 4,527,657,889 PCs, respectively                      4,622,405,927         4,527,657,889

    Value of 1,307,069 and 773,018 PCs
       issued in reinvestment of dividends, respectively            1,307,069               773,018

    Cost of 4,550,067,319 and 4,375,752,164
       PCs repurchased, respectively                           (4,550,067,319)       (4,375,752,164)
                                                              ---------------       ---------------

    Net increase in net assets resulting
       from capital transactions                                   73,645,677           152,678,743
                                                              ---------------       ---------------

    Total increase in net assets                                   73,645,677           152,678,743
                                                              ---------------       ---------------

NET ASSETS:

    Beginning of period                                           284,236,326           131,557,583
                                                              ---------------       ---------------

    End of period                                             $   357,882,003       $   284,236,326
                                                              ===============       ===============

              See accompanying notes to financial statements.

                           MONEY MARKET PORTFOLIO

                    STATEMENTS OF CHANGES IN NET ASSETS
                                (Unaudited)

                                                             SIX MONTHS ENDED         YEAR ENDED
                                                              JUNE 30, 2004        DECEMBER 31, 2003
                                                             ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income                                     $     1,242,146       $     5,646,648
    Net realized loss on securities sold                                 (364)                 (604)
                                                              ---------------       ---------------

    Net increase in net assets
       resulting from operations                                    1,241,782             5,646,044
                                                              ---------------       ---------------

DIVIDENDS AND DISTRIBUTIONS TO
PARTICIPATION CERTIFICATE HOLDERS:

    From net investment income $.0043
       and $.010 per PC, respectively                              (1,242,146)           (5,646,648)

    From net capital gains                                                 --                  (206)
                                                              ---------------       ---------------
    Total distributions                                            (1,242,146)           (5,646,854)
                                                              ---------------       ---------------
CAPITAL TRANSACTIONS:

    Proceeds from sale of 1,038,996,787
       and 6,876,911,695 PCs, respectively                      1,038,996,787         6,876,911,695

    Value of 922,587 and 4,744,485  PCs
       issued in reinvestment of dividends, respectively              922,587             4,744,485

    Cost of 1,116,566,916 and 7,201,291,734
       PCs repurchased, respectively                           (1,116,566,916)       (7,201,291,734)
                                                              ---------------       ---------------
    Net decrease in net assets resulting
       from capital transactions                                  (76,647,542)         (319,635,554)
                                                              ---------------       ---------------
    Total decrease in net assets                                  (76,647,906)         (319,636,364)

NET ASSETS:

    Beginning of period                                           296,488,353           616,124,717
                                                              ---------------       ---------------
    End of period                                             $   219,840,447       $   296,488,353
                                                              ===============       ===============

              See accompanying notes to financial statements.

                         GOVERNMENT/REPO PORTFOLIO

                            FINANCIAL HIGHLIGHTS
                                (Unaudited)

  For a Participation Certificate (PC) Outstanding Throughout Each Period

                                              SIX MONTHS        YEAR           YEAR          YEAR            YEAR          YEAR
                                                ENDED          ENDED          ENDED          ENDED           ENDED         ENDED
                                              6/30/2004       12/31/03       12/31/02       12/31/01       12/31/00       12/31/99
                                              ----------     ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Period          $     1.00     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                              ----------     ----------     ----------     ----------     ----------     ----------
Income From Investment Operations:

Net Investment Income                              0.005          0.010          0.016          0.038          0.062          0.049
Net Realized Gain (Loss) on Investments                -              -              -              -              -              -
                                              ----------     ----------     ----------     ----------     ----------     ----------

Total From Investment Operations                   0.005          0.010          0.016          0.038          0.062          0.049
                                              ----------     ----------     ----------     ----------     ----------     ----------

Less Distributions:

Dividends to PC holders from
   Net Investment Income                          (0.005)        (0.010)        (0.016)        (0.038)        (0.062)        (0.049)
Distributions to PC holders from
   Net Capital Gains                                   -              -              -              -              -              -
                                              ----------     ----------     ----------     ----------     ----------     ----------
Total Distributions                               (0.005)        (0.010)        (0.016)        (0.038)        (0.062)        (0.049)
                                              ----------     ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period                $     1.00     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                              ==========     ==========     ==========     ==========     ==========     ==========
Total Return                                        0.93%*         1.04%          1.62%          3.90%          6.37%          5.05%

Ratios/Supplemental Data:

Net Assets, End of Period (000)               $  357,882     $  284,236     $  131,558     $   59,237     $  223,510     $  102,873

Ratio of Expenses to Average Net Assets (1)         0.10%*         0.10%          0.10%          0.10%          0.10%          0.10%

Ratio of Net Investment Income                      0.92%*         1.01%          1.61%          3.83%          6.19%          4.98%
     to Average Net Assets (2)

--------------

         *Annualized

(1) Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of total expenses to average daily net assets would have been .27% for the six months ended June 30, 2004, and .28%, .30%, .31%, .28% and .30% for the years ended
         December 31, 2003, 2002, 2001, 2000, and 1999, respectively.

(2) Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of net investment income to average daily net assets would have been .75% for the six months ended June 30, 2004, and .83%, 1.41%, 3.62%, 6.01%, and 4.78% for the
         years ended December 31, 2003, 2002, 2001, 2000, and 1999, respectively.

              See accompanying notes to financial statements.

                           MONEY MARKET PORTFOLIO

                            FINANCIAL HIGHLIGHTS
                                (Unaudited)

  For a Participation Certificate (PC) Outstanding Throughout Each Period

                                             SIX MONTHS        YEAR         YEAR           YEAR          YEAR         YEAR
                                               ENDED          ENDED         ENDED          ENDED        ENDED         ENDED
                                             6/30/2004       12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period         $     1.00     $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                             ----------     ----------    ----------    ----------    ----------    ----------
Income From Investment Operations:

Net Investment Income                             0.004           0.01         0.017         0.040         0.062         0.049
Net Realized Gain (Loss) on Investments              --             --            --            --            --            --
                                             ----------     ----------    ----------    ----------    ----------    ----------
Total From Investment Operations                  0.004           0.01         0.017          0.04         0.062         0.049
                                             ----------     ----------    ----------    ----------    ----------    ----------

Less Distributions:
Dividends to PC holders from
   Net Investment Income                         (0.004)        (0.010)       (0.017)       (0.040)       (0.062)       (0.049)
Distributions to PC holders from
   Net Capital Gains                                 --             --            --            --            --            --
                                             ----------     ----------    ----------    ----------    ----------    ----------
Total Distributions                              (0.004)        (0.010)       (0.017)       (0.040)       (0.062)       (0.049)
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period               $     1.00     $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                             ==========     ==========    ==========    ==========    ==========    ==========
Total Return                                       0.87%*         1.02%         1.72%         4.12%         6.32%         5.02%

Ratios/Supplemental Data:

Net Assets, End of Period (000)              $  219,840     $  296,488    $  616,125    $  715,564    $  315,424    $  426,020

Ratio of Expenses to Average Net Assets (1)        0.27%*         0.23%         0.22%         0.23%         0.27%         0.27%

Ratio of Net Investment Income                     0.87%*         1.05%         1.70%         4.04%         6.15%         4.90%
    to Average Net Assets(2)

--------------

         *Annualized

(1) Without the waiver of a portion of advisory and administration fees (see Note 2, the ratio of total expenses to average daily net assets would have been .30% for the six months ended June 30, 2004, and .26%, .24% and .24% for the years ended December 31, 2003, 2002 and 2001, respectively.

(2) Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of net investment income to average daily net assets would have been .84% for the six months ended June 30, 2004 and 1.02%, 1.68% and 4.03% for the years ended December 31, 2003, 2002 and 2001, respectively.


              See accompanying notes to financial statements.

                       NOTES TO FINANCIAL STATEMENTS
                                (Unaudited)
                               June 30, 2004

NOTE  1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Plan Investment Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end regulated investment company. The Fund consists of two separate portfolios, the Government/REPO Portfolio and the Money Market Portfolio (the "Portfolio(s)").

      SECURITY VALUATION: Securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts using the effective interest method.

      DIVIDENDS TO PARTICIPATION CERTIFICATE HOLDERS: Dividends of net investment income of the Portfolios are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. The Portfolios intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short- and long-term capital gains, if any, once each year.

      FEDERAL INCOME TAXES: No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to Participation Certificate Holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. The Money Market Portfolio has a capital loss carry forward of $604, which, if not utilized, will expire in 2011. Distributions paid by the Portfolio have the same character for book and tax purposes.

      REPURCHASE AGREEMENTS: Each Portfolio may purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed upon date and price ("repurchase agreements"). Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund's custodian or an authorized securities depository. All repurchase agreements held were entered into on June 30, 2004.

      ESTIMATED MATURITIES: The maturity of collateralized mortgage obligations and other asset-backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors.

      VARIABLE RATE OBLIGATIONS: For variable rate obligations, the interest rate presented is as of June 30, 2004, and the maturity shown is the date of the next interest readjustment.

      MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE  2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      The Fund has entered into agreements for advisory, administrative, service agent, custodian and transfer agent services as follows:

      BlackRock Institutional Management Corporation ("BIMC"), a wholly-owned indirect subsidiary of BlackRock, Inc., which is a majority-owned indirect subsidiary of the PNC Financial Services Group, Inc., serves as the Portfolios' investment advisor and service agent. As compensation for its services the Portfolios pay BIMC a fee, computed daily and paid monthly based upon an annualized percentage of the average daily net assets, at the following rate:
      .20% of the first $250 million, .15% of the next $250 million, .12% of the next $250 million, .10% of the next $250 million, and .08% of amounts in excess of $1 billion.

      BCS Financial Services Corporation ("BCSFSC"), a related party of the Fund, serves as the Fund's administrator with respect to the Fund's overall operations and relations with holders of PCs. Certain directors, officers or employees of BCSFSC are also trustees, officers or employees of the Fund. As compensation for its services, each Portfolio pays BCSFSC a fee, computed daily and paid monthly, at an annual rate not to exceed .05% of the average daily net assets of each of the Fund's Portfolios.

      PFPC Trust Company ("PFPC Trust"), an affiliate of PNC Bank National Association, acts as custodian of the Fund's assets and PFPC Inc. ("PFPC"), an affiliate of PNC Bank, acts as the Fund's transfer agent and dividend disbursing agent. PFPC Trust, BIMC and PFPC earn fees from the Fund for serving in these capacities.

      BIMC and BCSFSC have agreed contractually to reduce the fees otherwise payable to them in 2004 to the extent necessary to reduce the ordinary operating expenses of the Portfolios so that they individually do not exceed 0.30 of one percent (0.30%) of each Portfolio's average daily net assets for the year. For the six months ended June 30, 2004, BCSFSC was paid $38,924 and voluntarily waived $83,415 of the $122,339 which BCSFSC was entitled to as the fees for its services as administrator for the Government/REPO Portfolio, and BCSFSC was paid $71,470 as the fees for its services as administrator for the Money Market Portfolio. BIMC voluntarily waived $42,983 and $328,054 of advisory fees payable by the Money Market Portfolio and Government/REPO Portfolio, respectively, for the six months ended June 30, 2004.

NOTE  3. NET ASSETS

      At June 30, 2004, net assets for both book and tax purposes consisted of:


                                          Government/REPO             Money Market
                                             Portfolio                  Portfolio
                                          ----------------------------------------
Paid-in Capital                           $357,882,003               $219,841,415

Accumulated net realized gain/(loss)
  On securities sold                                 -                       (968)
                                          ------------               ------------
       TOTAL NET ASSETS                   $357,882,003               $219,840,447
                                          ============               ============

            ANNUAL MEETING OF PARTICIPATION CERTIFICATE HOLDERS
                                (Unaudited)
                               June 30, 2004

The 2004 Plan Investment Fund, Inc. Annual Meeting of Participation Certificate Holders was held on June 24, 2004. At this meeting the Participation Certificate Holders elected the slate of Trustee nominees recommended by the Board of Trustees, and ratified the selection of Deloitte & Touche LLP, as the independent registered public accounting firm for the fiscal year ending December 31, 2004. A total of 658,290,451.30 Participation Certificates, representing 98.7% of the Participation Certificates eligible to be voted at the meeting were voted as follows:

                                               For             Against        Abstain
                                        --------------        ---------       -------
Election of Trustee Nominations         658,279,649.17        10,802.13          0

Ratification of independent             658,290,451.30                0          0
registered public accounting firm

On March 17, 2004, based on the recommendation of the Audit Committee, the Board of Trustees selected Deloitte & Touche LLP ("Deloitte") to replace Ernst & Young LLP ("E&Y") as independent registered public accounting firm for the Portfolios for the year ending December 31, 2004. During the past two years, none of E&Y's reports on the Portfolios' financial statements contained an adverse opinion, a disclaimer of opinion, or was qualified as to uncertainty, audit scope or accounting principles. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreement, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreement in connection with its report. Additionally, there have been no events listed in paragraphs (a)(1)(v)(A) through (D) and no consultation with Deloitte regarding matters described in paragraphs (a)(2)(i) through (a)(2)(ii)(D) of 17 CFR 229.304(a).

                         PLAN INVESTMENT FUND, INC.

                         676 North St. Clair Street
                          Chicago, Illinois 60611
                               (312) 951-9841

                                  TRUSTEES

DAVID P. BEHNKE                                             C. WYNDHAM KIDD, JR.
   President and Chief Executive Officer                       Executive Vice President,
   Plan Investment Fund, Inc.;                              Care Management and
Senior Vice President and                                      Chief Financial Officer,
   Chief Financial Officer                                  Blue Cross Blue Shield
BCS Financial Corporation                                      of Oklahoma

PAUL F. BROWN                                                 TERRY D. KELLOGG
   Vice President and Deputy General Counsel,                  Executive Vice President and Chief Financial
   Blue Cross and Blue Shield Association                          Officer,
                                                               Blue Cross and Blue Shield of Alabama

EMIL D. DUDA                                                ROBERT A. LEICHTLE
   Executive Vice President and Chief Financial                Executive Vice President,
Officer                                                     Chief Financial Officer and
   The Lifetime Healthcare Companies                           Treasurer
                                                            Blue Cross and Blue Shield
                                                               of South Carolina

JOHN G. FOOS                                                JOSEPH F. REICHARD, CCM
   Executive Trustee,                                          Vice President, Treasury
Plan Investment Fund, Inc.                                      Services and
   Senior Vice President and Chief Financial                   Assistant Treasurer
Officer                                                         Highmark, Inc.
   Independence Blue Cross


                             INVESTMENT ADVISOR

                         GOVERNMENT/REPO PORTFOLIO
                         AND MONEY MARKET PORTFOLIO
               BlackRock Institutional Management Corporation
                            Wilmington, Delaware

ITEM  2. CODE OF ETHICS.

      This item is not applicable to this Semi-Annual Report.

ITEM  3. AUDIT COMMITTEE FINANCIAL EXPERT.

      This item is not applicable to this Semi-Annual Report.

ITEM  4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      This item is not applicable to this Semi-Annual Report.

ITEM  5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

      This item is not applicable to this Semi-Annual Report.

ITEM  6. SCHEDULE OF INVESTMENTS.

      This item is not applicable to this Semi-Annual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

      Not applicable to the registrant.

ITEM  9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

      Not applicable.

ITEM  10. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 as of a date within 90 days of the filing date of the report.

      (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

      (b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By: /s/ David P. Behnke
    -------------------------------
    David P. Behnke, President

Date: August 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David P. Behnke
    -------------------------------
    David P. Behnke, President
    (principal executive officer)

Date: August 26, 2004

By: /s/ Dale E. Palka
    -------------------------------
    Dale E. Palka, Treasurer
    (principal financial officer)

Date: August 26, 2004

                                  EXHIBIT INDEX

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.